Held for sale and corporate transactions (Details) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017
Held for sale and corporate transactions
Other transactions		£ (57)		£ 61	£ 223
(Loss) gain on disposal of businesses and corporate transactions		(570)		61
Outward reinsurance premium	[1]	12,961		£ 947
Assets
Reinsurers' share of insurance contract liabilities		9,620	£ 9,673		9,673
Other debtors		3,519	2,963		2,963
Assets held for sale	[2]	12,024	38		38
Liabilities
Accruals, deferred income and other liabilities		13,551	14,185		14,185
Liabilities held for sale		11,977
NPH broker-dealer
Held for sale and corporate transactions
Other transactions			162
Liabilities
Additional costs related to previous disposal		57
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Held for sale and corporate transactions
Outward reinsurance premium		12,130
Assets
Reinsurers' share of insurance contract liabilities		11,928
Other debtors		49
Assets held for sale		11,977
Liabilities
Policyholder liabilities		11,928
Accruals, deferred income and other liabilities		49
Liabilities held for sale		11,977
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Held for sale and corporate transactions
Loss arising on reinsurance		£ (513)
Insurance contract liabilities			£ 12,000		£ 12,000

[1]	Outward reinsurance premiums of £(12,961) million includes the £(12,130) million paid during the period in respect of the reinsurance of the UK annuity portfolio. See note D1 for further details.
[2]	Assets held for sale of £12,024 million includes £11,977 million in respect of the reinsured UK annuity business (see note D1).